Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Geographical Information [Line Items]
Total revenues	$ 1,629,838	$ 1,495,816	$ 1,394,105
Americas Principally U S
Schedule Of Geographical Information [Line Items]
Total revenues	791,568	729,933	647,533
Europe
Schedule Of Geographical Information [Line Items]
Total revenues	595,850	550,811	533,717
Asia Middle East And Africa
Schedule Of Geographical Information [Line Items]
Total revenues	$ 242,420	$ 215,072	$ 212,855